Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
In
accordance with rules adopted by the Securities and
Exchange
Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation and Company performance for the fiscal years listed below. The HR Committee did not consider this pay
versus performance disclosure or the “compensation actually paid” amounts below in making its pay decisions for any of the fiscal years shown.

					Average Summary Compensation	Average	Value of Initial Fixed $100 Investment
Year	Summary Compensation Table Total for Dr. Sutaria ($) (1)	Summary Compensation Table Total for Mr. Rittenmeyer ($) (1)	Compensation Actually Paid to Dr. Sutaria ($) (1)(2)	Compensation Actually Paid to Mr. Rittenmeyer ($) (1)(2)	Table Total for Non-PEO NEOs ($) (1)	Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)	Company TSR ($)	Peer Group TSR ($)	Net Income ($MM) (4)	Adjusted EBITDA ($MM) (5)

2022	11,047,128	—	(9,106,588)	—	6,921,122	1,325,894	128.29	140.29	411	3,469

2021	21,153,672	18,666,160	50,394,322	34,148,681	4,786,880	11,458,403	214.80	143.09	1,476	3,483

2020	—	16,675,529	—	16,079,648	4,996,930	5,700,379	105.00	113.45	768	3,146

(1)
Mr. Rittenmeyer served as our principal executive officer (PEO) during 2020 and 2021 until he was succeeded by Dr. Sutaria on September 1, 2021, who served as our PEO for the remainder of 2021 and 2022. The
Non-PEO
NEOs for whom the average compensation is presented in this table are: (i) for fiscal 2022, Messrs. Rittenmeyer, Cancelmi and Arnst and Mss. Arbour and Foo, (ii) for fiscal 2021, Messrs. Cancelmi and Arnst, Ms. Arbour and Audrey Andrews, our former Executive Vice President and General Counsel and (iii) for fiscal 2020, Dr. Sutaria, Mr. Cancelmi, Mss. Andrews and Arbour and Sandi Karrmann, our former Executive Vice President and Chief Human Resources Officer.

(2)
The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by the Company’s NEOs. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Mr. Rittenmeyer	2021	2020

Summary Compensation Table Total	18,666,160	16,675,529

Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	(10,000,013)	(10,000,021)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	7,728,528	10,446,087

Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years	5,462,459	239,051

Plus, fair value as of vesting date of equity awards granted and vested in the year	6,317,870	2,699,468

Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	5,973,677	(3,980,466)

Compensation Actually Paid to Mr. Rittenmeyer	34,148,681	16,079,648

Dr. Sutaria	2022	2021

Summary Compensation Table Total	11,047,128	21,153,672

Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	(6,847,258)	(15,000,119)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	5,227,267	20,942,669

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(17,620,981)	22,242,975

Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(912,744)	1,055,125

Compensation Actually Paid to Dr. Sutaria	(9,106,588)	50,394,322

Average Non-PEO NEOs	2022	2021	2020

Summary Compensation Table Total	6,921,122	4,786,880	4,996,930

Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	(2,506,876)	(1,475,070)	(2,175,033)

Less, Change in Pension Value reported in Summary Compensation Table	-0-	(655,283)	(565,660)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	731,847	3,148,375	4,098,316

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(4,075,913)	4,639,027	317,308

Plus, fair value as of vesting date of equity awards granted and vested in the year	1,109,226	289,836	-0-

Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(853,512)	724,638	(593,527)

Plus (less), fair value at last day of prior year of equity awards forfeited during the year	-0-	-0-	(377,955)

Plus, pension service cost for services rendered during the year	-0-	-0-	-0-

Plus, prior pension service cost or credit associated with any plan amendments or initiations during the year for services rendered during prior years.	-0-	-0-	-0-

Compensation Actually Paid to Average Non-PEO NEOs	1,325,894	11,458,403	5,700,379

(3)
Amounts in these columns assume $100 was invested for the cumulative period from December 31, 2019 through the end of the listed fiscal year, in either the Company or the S&P 500 Health Care Index (the Company’s peer group), as applicable, and reinvestment of the pre-tax
value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

(4)	Reflects the Company’s net income, as reported in the Company’s Annual Report on Form 10-K for each of Fiscal years 2022, 2021 and 2020.

(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and other NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine that a different financial performance measure to be the most important measure in future years. Adjusted EBITDA, a non-GAAP
measure, is defined in Appendix A, and reconciliations of this non-GAAP
financial measure to the most directly comparable GAAP measure may be found in the Company’s Annual Report on Form
10-K
for each of Fiscal Years 2022, 2021 and 2020.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
Mr. Rittenmeyer served as our principal executive officer (PEO) during 2020 and 2021 until he was succeeded by Dr. Sutaria on September 1, 2021, who served as our PEO for the remainder of 2021 and 2022. The
Non-PEO
NEOs for whom the average compensation is presented in this table are: (i) for fiscal 2022, Messrs. Rittenmeyer, Cancelmi and Arnst and Mss. Arbour and Foo, (ii) for fiscal 2021, Messrs. Cancelmi and Arnst, Ms. Arbour and Audrey Andrews, our former Executive Vice President and General Counsel and (iii) for fiscal 2020, Dr. Sutaria, Mr. Cancelmi, Mss. Andrews and Arbour and Sandi Karrmann, our former Executive Vice President and Chief Human Resources Officer.

Peer Group Issuers, Footnote [Text Block]	Amounts in these columns assume $100 was invested for the cumulative period from December 31, 2019 through the end of the listed fiscal year, in either the Company or the S&P 500 Health Care Index (the Company’s peer group), as applicable, and reinvestment of the pre-tax
			value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]

Mr. Rittenmeyer	2021	2020

Summary Compensation Table Total	18,666,160	16,675,529

Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	(10,000,013)	(10,000,021)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	7,728,528	10,446,087

Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years	5,462,459	239,051

Plus, fair value as of vesting date of equity awards granted and vested in the year	6,317,870	2,699,468

Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	5,973,677	(3,980,466)

Compensation Actually Paid to Mr. Rittenmeyer	34,148,681	16,079,648

Dr. Sutaria	2022	2021

Summary Compensation Table Total	11,047,128	21,153,672

Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	(6,847,258)	(15,000,119)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	5,227,267	20,942,669

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(17,620,981)	22,242,975

Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(912,744)	1,055,125

Compensation Actually Paid to Dr. Sutaria	(9,106,588)	50,394,322

Non-PEO NEO Average Total Compensation Amount			$ 6,921,122	$ 4,786,880	$ 4,996,930
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,325,894	11,458,403	5,700,379
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEOs	2022	2021	2020

Summary Compensation Table Total	6,921,122	4,786,880	4,996,930

Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	(2,506,876)	(1,475,070)	(2,175,033)

Less, Change in Pension Value reported in Summary Compensation Table	-0-	(655,283)	(565,660)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	731,847	3,148,375	4,098,316

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(4,075,913)	4,639,027	317,308

Plus, fair value as of vesting date of equity awards granted and vested in the year	1,109,226	289,836	-0-

Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	(853,512)	724,638	(593,527)

Plus (less), fair value at last day of prior year of equity awards forfeited during the year	-0-	-0-	(377,955)

Plus, pension service cost for services rendered during the year	-0-	-0-	-0-

Plus, prior pension service cost or credit associated with any plan amendments or initiations during the year for services rendered during prior years.	-0-	-0-	-0-

Compensation Actually Paid to Average Non-PEO NEOs	1,325,894	11,458,403	5,700,379

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			Company vs Peer Group TSR and Compensation Actually Paid vs Company TSR
Compensation Actually Paid vs. Net Income [Text Block]			Compensation Actually Paid vs Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]			Compensation Actually Paid vs Adjusted EBITDA
Total Shareholder Return Vs Peer Group [Text Block]			Company vs Peer Group TSR and Compensation Actually Paid vs Company TSR
Tabular List [Table Text Block]
Financial Performance Measures
The following list presents the financial performance measures that the Company has determined represent the most important in linking “Compensation Actually Paid” to our PEO and the other NEOs for 2022 to Company performance. These measures are not ranked.

•	Adjusted EBITDA;

•	Adjusted Free Cash Flow (FCF) less cash distributions paid to noncontrolling interest (NCI) reflected on the Company’s consolidated statements of cash flow; and

•	Adjusted Diluted Earnings Per Share.
See Appendix A for definitions of each of these
non-GAAP
measures, and see the Compensation Discussion & Analysis beginning on page 33 for information regarding how these measures were used in our 2022 executive compensation program.

Total Shareholder Return Amount			$ 128.29	214.8	105
Peer Group Total Shareholder Return Amount			140.29	143.09	113.45
Net Income (Loss)			$ 411,000,000	$ 1,476,000,000	$ 768,000,000
Company Selected Measure Amount			3,469,000,000	3,483,000,000	3,146,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA, a
non-GAAP
measure, is defined in Appendix A, and reconciliations of this non-GAAP
financial measure to the most directly comparable GAAP measure may be found in the Company’s Annual Report on Form
10-K
			for each of Fiscal Years 2022, 2021 and 2020.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Free Cash Flow (FCF) less cash distributions paid to noncontrolling interest (NCI) reflected on the Company’s consolidated statements of cash flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Diluted Earnings Per Share
Dr. Sutaria [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 11,047,128	$ 21,153,672
PEO Actually Paid Compensation Amount			$ (9,106,588)	50,394,322
PEO Name	Dr. Sutaria		Dr. Sutaria
Mr. Rittenmeyer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				18,666,160	$ 16,675,529
PEO Actually Paid Compensation Amount				34,148,681	$ 16,079,648
PEO Name		Mr. Rittenmeyer			Mr. Rittenmeyer
PEO [Member] | Dr. Sutaria [Member] | Value of Stock Awards and Option Awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (6,847,258)	(15,000,119)
PEO [Member] | Dr. Sutaria [Member] | YearEnd Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,227,267	20,942,669
PEO [Member] | Dr. Sutaria [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(17,620,981)	22,242,975
PEO [Member] | Dr. Sutaria [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(912,744)	1,055,125
PEO [Member] | Mr. Rittenmeyer [Member] | Value of Stock Awards and Option Awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(10,000,013)	$ (10,000,021)
PEO [Member] | Mr. Rittenmeyer [Member] | YearEnd Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				7,728,528	10,446,087
PEO [Member] | Mr. Rittenmeyer [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,462,459	239,051
PEO [Member] | Mr. Rittenmeyer [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				6,317,870	2,699,468
PEO [Member] | Mr. Rittenmeyer [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,973,677	(3,980,466)
Non-PEO NEO [Member] | Value of Stock Awards and Option Awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,506,876)	(1,475,070)	(2,175,033)
Non-PEO NEO [Member] | YearEnd Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			731,847	3,148,375	4,098,316
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,075,913)	4,639,027	317,308
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,109,226	289,836	0
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(853,512)	724,638	(593,527)
Non-PEO NEO [Member] | Change In Pension Value Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(655,283)	(565,660)
Non-PEO NEO [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(377,955)
Non-PEO NEO [Member] | Pension Service Cost For Services Rendered During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Prior Pension Service Cost Or Credit Associated With Any Plan Amendments Or Initiations During The Year For Services Rendered During Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0